Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Cumulative translation adjustments	[1]	$ (493.5)	$ (345.9)	$ (155.1)
Net gain of cash flow hedge derivatives	[1]	8.1	0.2
Net pension liability	[1]	(80.1)	(63.0)	(97.9)
Purchase of subsidiary shares from non-controlling interest	[1]		0.2
Total (ending balance)	[1]	(565.5)	(408.5)	(253.0)
Deferred taxes on the pension liability	[1]	$ 35.3	$ 29.8	$ 43.4

[1]	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.